Equity (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 14, 2023	Aug. 11, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock shares repurchased during the period shares	548,091	44,741
Stock shares repurchased during the period, value	$ 1,107	$ 104	$ 1,193
Share repurchase average price per share	$ 2.05	$ 2.67
Common stock shares issued	23,943,550	24,472,377
Number of shares outstanding				24,870,308	74,610,924
Adjustments for share-based payments	$ 1,778	$ 1,938	$ 2,457
Weighted average exercise price	$ 1.86	$ 2.15
Treasury Share Reserve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity	190,706	190,706
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding	769,000	769,000	358,000
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan description	The maximum number of Common Shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common Shares issued and outstanding, and ii) 1,266,667.
Stock option granted shares	1,266,667
Minimum percentage of common shares reserved for future issuance	15.00%
Description of Conversion of stock option upon exercise	Each option entitles the holder to receive one Common Share upon exercise.
Maximum contractual term	eight years
Description of vesting requirements for share-based payment arrangement	These options generally vest monthly over a four-year period after an initial one-year cliff
Options [Member] | RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adjustments for share-based payments	$ 1,778	$ 1,938
Prior Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum contractual term	ten years
Preference shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	0
Number of shares outstanding	0
Stock warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Class of stock warrant shares comprised	1,018,519
Weighted average exercise price	$ 17.88
Warrants Issued In Connection With Brokerage Services [member] | Mogo Related Entities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding	768,630